Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Coal & Consumable Fuels (1.0%)
*	Uranium Energy Corp.	2,337,557	28,682
*,1	Centrus Energy Corp. Class A	89,040	23,088
	Core Natural Resources Inc.	264,584	21,167
	Peabody Energy Corp.	658,960	17,950
			90,887
Integrated Oil & Gas (38.5%)
	Exxon Mobil Corp.	16,724,036	1,938,650
	Chevron Corp.	8,671,856	1,310,578
	Occidental Petroleum Corp.	2,961,335	124,376
			3,373,604
Oil & Gas Drilling (1.2%)
*	Transocean Ltd. (XNYS)	5,023,797	22,155
	Noble Corp. plc	646,951	19,810
*	Valaris Ltd.	327,458	18,472
	Helmerich & Payne Inc.	531,241	14,821
	Patterson-UTI Energy Inc.	1,993,309	11,581
*	Seadrill Ltd.	334,537	10,210
*	Nabors Industries Ltd. (XNYS)	96,775	4,826
			101,875
Oil & Gas Equipment & Services (9.8%)
	Baker Hughes Co.	4,471,626	224,476
	SLB Ltd.	5,998,836	217,398
	Halliburton Co.	3,953,187	103,652
	TechnipFMC plc	1,955,681	88,514
	NOV Inc.	1,864,703	28,642
	Weatherford International plc	352,943	26,400
	Archrock Inc.	836,899	20,537
	Cactus Inc. Class A	356,958	15,321
	Liberty Energy Inc.	856,405	15,227
	Kodiak Gas Services Inc.	409,081	14,400
*	Tidewater Inc.	250,939	13,556
*	Oceaneering International Inc.	542,044	13,226
	Solaris Energy Infrastructure Inc.	240,385	11,512
*	Expro Group Holdings NV	619,809	8,646
*	TETRA Technologies Inc.	1,050,297	8,161
*	ProPetro Holding Corp.	691,107	6,614
*	Helix Energy Solutions Group Inc.	947,783	6,312
	Select Water Solutions Inc.	623,693	6,299
*	Innovex International Inc.	284,902	6,273
*	Bristow Group Inc.	149,716	5,616
	Core Laboratories Inc.	359,583	5,430
	RPC Inc.	786,048	4,182
[1]	Atlas Energy Solutions Inc.	465,013	4,008
*	Oil States International Inc.	598,526	3,771
*	DMC Global Inc.	310,935	1,931
			860,104
Oil & Gas Exploration & Production (23.0%)
	ConocoPhillips	5,523,506	489,880
	EOG Resources Inc.	2,499,022	269,520
	EQT Corp.	2,836,653	172,639
	Expand Energy Corp.	1,086,807	132,514
	Diamondback Energy Inc.	859,792	131,196
	Devon Energy Corp.	2,822,605	104,606
	Coterra Energy Inc.	3,506,757	94,121
	Texas Pacific Land Corp.	89,787	77,602
*	Antero Resources Corp.	1,378,840	50,231
	Ovintiv Inc. (XNYS)	1,209,997	49,562
	Permian Resources Corp.	3,330,159	48,254

		Shares	Market Value ($000)
	Range Resources Corp.	1,128,221	44,553
	APA Corp.	1,710,311	42,706
	Viper Energy Inc. Class A	830,666	30,344
*	CNX Resources Corp.	733,249	28,479
	Chord Energy Corp.	290,345	27,252
	Matador Resources Co.	583,206	24,728
	Murphy Oil Corp.	693,060	22,226
	Magnolia Oil & Gas Corp. Class A	882,210	20,414
*	Gulfport Energy Corp.	81,124	18,049
	California Resources Corp.	326,872	15,618
*	Comstock Resources Inc.	504,689	13,556
	Civitas Resources Inc.	408,531	11,999
	SM Energy Co.	629,202	11,986
	Northern Oil & Gas Inc.	510,778	11,436
	Crescent Energy Co. Class A	1,085,690	10,238
*	Talos Energy Inc.	834,085	9,559
[1]	Kimbell Royalty Partners LP	550,280	6,851
	Vitesse Energy Inc.	231,968	4,908
	SandRidge Energy Inc.	329,467	4,659
*	Vital Energy Inc.	252,963	4,536
*	BKV Corp.	156,303	4,316
*	Kosmos Energy Ltd.	3,578,539	4,008
	VAALCO Energy Inc.	1,016,583	3,639
	Riley Exploration Permian Inc.	129,529	3,548
	Granite Ridge Resources Inc.	673,716	3,470
*	Sable Offshore Corp.	778,444	3,402
	Berry Corp.	966,057	3,275
[1]	HighPeak Energy Inc.	434,476	2,915
[1]	W&T Offshore Inc.	1,601,257	2,834
*	Ring Energy Inc.	2,804,775	2,559
			2,018,188
Oil & Gas Refining & Marketing (10.5%)
	Marathon Petroleum Corp.	1,438,268	278,636
	Phillips 66	1,847,357	253,014
	Valero Energy Corp.	1,419,090	250,838
	HF Sinclair Corp.	761,122	40,271
*	Par Pacific Holdings Inc.	365,425	16,682
	PBF Energy Inc. Class A	474,063	16,346
	Delek US Holdings Inc.	399,819	15,461
*	CVR Energy Inc.	254,632	8,792
*	Calumet Inc.	428,136	8,263
*	REX American Resources Corp.	240,933	7,948
	World Kinect Corp.	341,409	7,914
*	Green Plains Inc.	496,441	5,128
*,1	Gevo Inc.	2,332,068	4,991
*	Clean Energy Fuels Corp.	1,667,426	3,635
			917,919
Oil & Gas Storage & Transportation (15.3%)
	Williams Cos. Inc.	5,518,898	336,266
	Kinder Morgan Inc.	9,058,509	247,478
	Cheniere Energy Inc.	1,004,647	209,429
	ONEOK Inc.	2,858,353	208,145
	Targa Resources Corp.	978,914	171,613
	DT Midstream Inc.	474,292	57,608
	Antero Midstream Corp.	1,736,141	31,268
	Hess Midstream LP Class A	621,724	20,940
*	Plains GP Holdings LP Class A	1,007,584	18,681
	International Seaways Inc.	228,585	12,108
[1]	Kinetik Holdings Inc.	268,278	9,304
	Dorian LPG Ltd.	260,185	6,447
	Excelerate Energy Inc. Class A	203,828	5,724
*	NextDecade Corp.	908,394	5,550
*,1	New Fortress Energy Inc.	2,214,098	2,701
			1,343,262
Total Common Stocks (Cost $7,868,409)			8,705,839

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $36,389)	363,924	36,393
Total Investments (99.7%) (Cost $7,904,798)			8,742,232
Other Assets and Liabilities—Net (0.3%)			22,945
Net Assets (100.0%)			8,765,177
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,465.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $24,240 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ConocoPhillips	8/31/2026	BANA	9,441	(3.880)	312	—
Occidental Petroleum Corp.	8/31/2026	BANA	16,730	(3.880)	229	—
SLB Ltd.	8/31/2026	BANA	34,859	(3.880)	312	—
					853	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,705,839	—	—	8,705,839
Temporary Cash Investments	36,393	—	—	36,393
Total	8,742,232	—	—	8,742,232
Derivative Financial Instruments
Assets
Swap Contracts	—	853	—	853